Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Oct. 03, 2024 USD ($)	Jul. 01, 2024 CAD ($) Share $ / shares shares	Jul. 01, 2024 USD ($) Share shares	Mar. 31, 2024 Share
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | Share				620,000
Restricted share-units granted in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares		3,600	3,600
Restricted share-units granted in subsequent period [Member] | Certain employees, officers, directors and eligible consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | Share		2,442,000	2,442,000
Fair value price per share | $ / shares		$ 5.06
Description of vesting requirements		vest over two years	vest over two years
October 2024 ATM Equity Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares		10,315,735	10,315,735
Proceeds from common shares issued in ATM Equity Program	$ 200	$ 58.6	$ 42,300,000
Average price per ATM Share | $ / shares		$ 5.68
Payments for share issue costs | $			$ 1,100,000